Long Term Obligations (Details) - IntegenX Note - USD ($)		12 Months Ended
	Jan. 06, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
IntegenX Notes Payable:
Face value	$ 1,250,000
Interest added to principal
Stated value	$ 1,250,000
Debt discount, net of accumulated amortization of $21,454 and nil at September 12 and January 6, 2014, respectively	150,000
Notes payable, net of debt discount, prior to repayment	$ 1,100,000
Loss on extinguishment of debt		$ (128,546)	$ (4,970,410)
Balance repaid to IntegenX		1,318,219	0
Notes payable, net of debt discount	$ 1,100,000	2,235,671	$ 1,683,942	$ 2,468,000
Integen X Note [Member]
IntegenX Notes Payable:
Face value		1,250,000
Interest added to principal		68,219
Stated value		1,318,219
Debt discount, net of accumulated amortization of $21,454 and nil at September 12 and January 6, 2014, respectively		128,546
Notes payable, net of debt discount, prior to repayment		1,189,673
Loss on extinguishment of debt		128,546
Balance repaid to IntegenX		$ (1,318,219)
Notes payable, net of debt discount